Investments and Derivative Instruments (Derivative Balance Sheet Classification) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	$ 205,854		$ 196,608
Net Derivatives, Fair Value	(1,448)		(1,044)
Asset Derivatives, Fair Value	4,489		7,070
Liability Derivatives, Fair Value	(5,937)		(8,114)
Cash Flow Hedging Interest Rate Swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	3,863		6,339
Net Derivatives, Fair Value	167		276
Asset Derivatives, Fair Value	167		276
Liability Derivatives, Fair Value	0		0
Cash flow hedges foreign currency swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	163		229
Net Derivatives, Fair Value	(17)		(5)
Asset Derivatives, Fair Value	3		17
Liability Derivatives, Fair Value	(20)		(22)
Cash flow hedges [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	4,026		6,568
Net Derivatives, Fair Value	150		271
Asset Derivatives, Fair Value	170		293
Liability Derivatives, Fair Value	(20)		(22)
Fair Value Hedging Interest Rate Swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	753		1,007
Net Derivatives, Fair Value	(55)		(78)
Asset Derivatives, Fair Value	0		0
Liability Derivatives, Fair Value	(55)		(78)
Fair value hedges - Foreign currency swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	40		677
Net Derivatives, Fair Value	16		(39)
Asset Derivatives, Fair Value	16		64
Liability Derivatives, Fair Value	0		(103)
Fair value hedges [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	793		1,684
Net Derivatives, Fair Value	(39)		(117)
Asset Derivatives, Fair Value	16		64
Liability Derivatives, Fair Value	(55)		(181)
Interest Rate Swaps Caps Floors and Futures [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	13,432		6,252
Net Derivatives, Fair Value	(363)		(435)
Asset Derivatives, Fair Value	436		417
Liability Derivatives, Fair Value	(799)		(852)
Foreign Currency Swaps and Forwards Non-qualifying as Hedges [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	182		208
Net Derivatives, Fair Value	(9)		(10)
Asset Derivatives, Fair Value	5		3
Liability Derivatives, Fair Value	(14)		(13)
Credit Derivatives that Purchase Credit Protection [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	1,539		1,134
Net Derivatives, Fair Value	(5)		23
Asset Derivatives, Fair Value	3		35
Liability Derivatives, Fair Value	(8)		(12)
Credit Derivatives that Assume Credit Risk [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	1,981	[1]	2,212	[1]
Net Derivatives, Fair Value	(8)	[1]	(545)	[1]
Asset Derivatives, Fair Value	17	[1]	2	[1]
Liability Derivatives, Fair Value	(25)	[1]	(547)	[1]
Credit Derivatives in Offsetting Positions [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	5,341		5,020
Net Derivatives, Fair Value	(22)		(43)
Asset Derivatives, Fair Value	56		101
Liability Derivatives, Fair Value	(78)		(144)
Equity index swaps options [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	791		1,433
Net Derivatives, Fair Value	35		23
Asset Derivatives, Fair Value	45		36
Liability Derivatives, Fair Value	(10)		(13)
GMWB product derivatives [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	3,900
Net Derivatives, Fair Value	133
International program product derivatives [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	1,876	[2]	2,009	[2]
Net Derivatives, Fair Value	(42)	[2]	(30)	[2]
Asset Derivatives, Fair Value	0	[2]	0	[2]
Liability Derivatives, Fair Value	(42)	[2]	(30)	[2]
International program hedging instruments [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	48,448		28,719
Net Derivatives, Fair Value	(105)		542
Asset Derivatives, Fair Value	657		672
Liability Derivatives, Fair Value	(762)		(130)
GMAB, GMWB, and GMIB Reinsurance Contracts [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	18,287		21,627
Net Derivatives, Fair Value	(1,827)		(3,207)
Asset Derivatives, Fair Value	0		0
Liability Derivatives, Fair Value	(1,827)		(3,207)
Coinsurance and Modified Coinsurance Reinsurance Contracts [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	44,985		50,756
Net Derivatives, Fair Value	890		2,630
Asset Derivatives, Fair Value	1,566		2,901
Liability Derivatives, Fair Value	(676)		(271)
Non-qualifying strategies [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	201,035		188,356
Net Derivatives, Fair Value	(1,559)		(1,198)
Asset Derivatives, Fair Value	4,303		6,713
Liability Derivatives, Fair Value	(5,862)		(7,911)
Fixed maturities, AFS [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	416		416
Net Derivatives, Fair Value	(20)		(45)
Asset Derivatives, Fair Value	0		0
Liability Derivatives, Fair Value	(20)		(45)
Other Investments [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	37,809		51,231
Net Derivatives, Fair Value	581		1,971
Asset Derivatives, Fair Value	1,049		2,745
Liability Derivatives, Fair Value	(468)		(774)
Other liabilities [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	67,765		28,717
Net Derivatives, Fair Value	38		(254)
Asset Derivatives, Fair Value	1,683		981
Liability Derivatives, Fair Value	(1,645)		(1,235)
Consumer Notes [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	26		35
Net Derivatives, Fair Value	(2)		(4)
Asset Derivatives, Fair Value	0		0
Liability Derivatives, Fair Value	(2)		(4)
Reinsurance Recoverables [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	47,430		55,140
Net Derivatives, Fair Value	1,081		3,073
Asset Derivatives, Fair Value	1,757		3,344
Liability Derivatives, Fair Value	(676)		(271)
Other policyholder funds and benefits payable [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	52,408		61,069
Net Derivatives, Fair Value	(3,126)		(5,785)
Asset Derivatives, Fair Value	0		0
Liability Derivatives, Fair Value	(3,126)		(5,785)
JAPAN [Member] | 3 Win Related Foreign Currency Swaps [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	1,816		2,054
Net Derivatives, Fair Value	(127)		184
Asset Derivatives, Fair Value	0		184
Liability Derivatives, Fair Value	(127)		0
JAPAN [Member] | Fixed annuity hedging instruments [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	1,652		1,945
Net Derivatives, Fair Value	224		514
Asset Derivatives, Fair Value	228		540
Liability Derivatives, Fair Value	(4)		(26)
UNITED STATES
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	18,622		16,406
Net Derivatives, Fair Value	572		894
UNITED STATES | GMWB hedging instruments [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	18,622		16,406
Net Derivatives, Fair Value	572		894
Asset Derivatives, Fair Value	743		1,022
Liability Derivatives, Fair Value	(171)		(128)
UNITED STATES | Macro Hedge Program [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	7,442		6,819
Net Derivatives, Fair Value	286		357
Asset Derivatives, Fair Value	356		357
Liability Derivatives, Fair Value	(70)		0
UNITED STATES | GMWB product derivatives [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	28,868	[2]	34,569	[2]
Net Derivatives, Fair Value	(1,249)	[2]	(2,538)	[2]
Asset Derivatives, Fair Value	0	[2]	0	[2]
Liability Derivatives, Fair Value	(1,249)	[2]	(2,538)	[2]
UNITED STATES | GMWB Reinsurance [Member]
Derivative Classification by Hedge Destination and Derivative Type
Notional Amount	5,773		7,193
Net Derivatives, Fair Value	191		443
Asset Derivatives, Fair Value	191		443
Liability Derivatives, Fair Value	$ 0		$ 0

[1]	The derivative instruments related to this strategy are held for other investment purposes.
[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.